Related Party Transactions	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

28. Related Party Transactions

On January 23, 2013, SWC received a loan from an employee for $40,000. The amount of loan bears no interest. As of June 30, 2021 and 2020, the balance of loans payable is $15,427 and $15,427, respectively.

On July 7, 2016, SWC received a loan from an employee. The amount of the loan bears no interest and amortized on a monthly basis over the life of the loan. As of June 30, 2021 and 2020, the balance of the loans payable were $49,447 and $30,000, respectively.

On November 21, 2016, SWC received a loan from an employee. The amount of the loan bears no interest and due in September 30, 2017. As of June 30, 2021. the note was in default. As of June 30, 2021 and 2020, the balance of the loans payable were $83,275 and $5,943, respectively.

On September 1, 2017, the Company had related party transaction with LMK Capital LLC, a related party company owned by Jimmy Chan, the Company’s CEO. The amount of the loan payable/receivable bears no interest and due on demand. As of June 30, 2021 and 2020, the balance of the loan payable to LMK were $26,452 and $0, respectively, and the balance of loan receivable were $0 and $122,535, respectively.

On May 25, 2021, Lemon Glow received a loan from an officer. The amount of the loan bears no interest and due on demand. As of June 30, 2021 and 2020, the balance of the loans were $3,000 and $0, respectively.

As of June 30, 2021 and 2020, the Company had outstanding balance of $179,258 and $78,000 owed to various related parties, respectively. See note 27 and 29 for the details.